Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2024	$1,081,481
Additions	1,826,949
Spin-off of Handysize tanker vessel (Note 1)	(823,410)
Amortization	(297,344)
Balance June 30, 2025	$1,787,676